UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	17,785	$4,521,125
Northrop Grumman Corp.	14,544	4,184,600
Textron, Inc.	11,648	627,594
United Technologies Corp.	33,319	3,867,669

		$13,200,988

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	5,324	$405,156

		$405,156

Airlines — 0.6%
American Airlines Group, Inc.	6,381	$303,034
Southwest Airlines Co.	36,616	2,049,763

		$2,352,797

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	3,713	$123,457
Lear Corp.	7,250	1,254,830

		$1,378,287

Banks — 6.8%
Bank of America Corp.	96,896	$2,455,345
Citigroup, Inc.	84,167	6,122,307
Fifth Third Bancorp	57,446	1,607,339
JPMorgan Chase & Co.	85,013	8,119,592
KeyCorp	85,122	1,601,996
M&T Bank Corp.	5,096	820,660
PNC Financial Services Group, Inc. (The)	14,818	1,997,022
SunTrust Banks, Inc.	5,538	331,006
Wells Fargo & Co.	86,859	4,790,274

		$27,845,541

Beverages — 2.4%
Coca-Cola Co. (The)	122,893	$5,531,414
PepsiCo, Inc.	38,171	4,253,394

		$9,784,808

Biotechnology — 3.6%
AbbVie, Inc.	19,355	$1,719,885
Alexion Pharmaceuticals, Inc.(1)	3,580	502,238
Amgen, Inc.	18,988	3,540,313
Celgene Corp.(1)	37,323	5,442,440
Gilead Sciences, Inc.	38,604	3,127,696
Vertex Pharmaceuticals, Inc.(1)	1,850	281,274

		$14,613,846

Building Products — 0.1%
Johnson Controls International PLC	5,900	$237,711

		$237,711

Security	Shares	Value
Capital Markets — 2.1%
Invesco, Ltd.	38,480	$1,348,339
Lazard, Ltd., Class A	9,511	430,087
Legg Mason, Inc.	3,441	135,266
S&P Global, Inc.	24,855	3,885,085
State Street Corp.	27,413	2,619,038

		$8,417,815

Chemicals — 2.4%
AdvanSix, Inc.(1)	1,530	$60,818
DowDuPont, Inc.	87,450	6,054,163
Eastman Chemical Co.	3,608	326,488
Ingevity Corp.(1)	2,787	174,104
Sherwin-Williams Co. (The)	9,183	3,287,881

		$9,903,454

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$363,877

		$363,877

Communications Equipment — 0.9%
Brocade Communications Systems, Inc.	42,403	$506,716
Cisco Systems, Inc.	98,957	3,327,924

		$3,834,640

Consumer Finance — 1.2%
American Express Co.	23,394	$2,116,221
Discover Financial Services	40,754	2,627,818

		$4,744,039

Containers & Packaging — 0.6%
Avery Dennison Corp.	15,307	$1,505,290
WestRock Co.	16,727	948,923

		$2,454,213

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,629,801

		$2,629,801

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	24,462	$4,484,374

		$4,484,374

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	126,442	$4,952,733
Level 3 Communications, Inc.(1)	5,417	288,672
Verizon Communications, Inc.	36,516	1,807,177

		$7,048,582

Electric Utilities — 1.3%
Duke Energy Corp.	23,843	$2,000,904
Edison International	20,090	1,550,345
Exelon Corp.	5,174	194,905
Pinnacle West Capital Corp.	7,168	606,126
Southern Co. (The)	9,121	448,206
Xcel Energy, Inc.	12,009	568,266

		$5,368,752

Security	Shares	Value
Electrical Equipment — 0.5%
Emerson Electric Co.	32,303	$2,029,921

		$2,029,921

Energy Equipment & Services — 1.0%
Halliburton Co.	30,502	$1,404,007
Schlumberger, Ltd.	39,317	2,742,754

		$4,146,761

Equity Real Estate Investment Trusts (REITs) — 1.9%
Apartment Investment & Management Co., Class A	12,428	$545,092
AvalonBay Communities, Inc.	11,002	1,962,977
Equity Residential	16,427	1,083,032
Host Hotels & Resorts, Inc.	58,590	1,083,329
Kimco Realty Corp.	78,276	1,530,296
ProLogis, Inc.	22,296	1,414,904
Realty Income Corp.	4,920	281,375

		$7,901,005

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	802	$131,761
CVS Health Corp.	47,515	3,863,920
Wal-Mart Stores, Inc.	1,859	145,262

		$4,140,943

Food Products — 1.4%
Kellogg Co.	14,423	$899,563
Kraft Heinz Co. (The)	10,250	794,887
Mondelez International, Inc., Class A	46,954	1,909,150
Tyson Foods, Inc., Class A	28,696	2,021,633

		$5,625,233

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	83,518	$4,456,520
Baxter International, Inc.	37,878	2,376,845
Stryker Corp.	26,801	3,806,278
Zimmer Biomet Holdings, Inc.	4,721	552,782

		$11,192,425

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	2,394	$198,104
Centene Corp.(1)	7,212	697,905
UnitedHealth Group, Inc.	34,167	6,691,607

		$7,587,616

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	12,488	$1,376,927
Marriott Vacations Worldwide Corp.	2,064	257,030
McDonald’s Corp.	25,653	4,019,312
Wyndham Worldwide Corp.	11,235	1,184,281

		$6,837,550

Household Durables — 1.0%
Leggett & Platt, Inc.	11,383	$543,310
Lennar Corp., Class A	18,642	984,298
Newell Brands, Inc.	61,788	2,636,494

		$4,164,102

Security	Shares	Value
Household Products — 1.4%
Clorox Co. (The)	6,843	$902,660
Kimberly-Clark Corp.	19,850	2,335,948
Procter & Gamble Co. (The)	28,780	2,618,405

		$5,857,013

Industrial Conglomerates — 3.1%
3M Co.	21,663	$4,547,064
General Electric Co.	126,568	3,060,414
Honeywell International, Inc.	36,462	5,168,124

		$12,775,602

Insurance — 4.3%
Allstate Corp. (The)	39,736	$3,652,136
Brighthouse Financial, Inc.(1)	622	37,818
Chubb, Ltd.	4,669	665,566
Cincinnati Financial Corp.	18,908	1,447,786
Lincoln National Corp.	45,091	3,313,287
Marsh & McLennan Cos., Inc.	49,000	4,106,690
MetLife, Inc.	6,849	355,805
Principal Financial Group, Inc.	29,001	1,865,924
Prudential Financial, Inc.	14,482	1,539,726
Travelers Cos., Inc. (The)	3,902	478,073

		$17,462,811

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	5,154	$4,954,798
Netflix, Inc.(1)	4,333	785,790
Priceline Group, Inc. (The)(1)	1,797	3,289,983
Shutterfly, Inc.(1)	19,125	927,180

		$9,957,751

Internet Software & Services — 5.9%
Alphabet, Inc., Class A(1)	7,805	$7,599,885
Alphabet, Inc., Class C(1)	7,534	7,225,935
Facebook, Inc., Class A(1)	36,074	6,163,964
VeriSign, Inc.(1)	27,256	2,899,766

		$23,889,550

IT Services — 3.3%
Fidelity National Information Services, Inc.	26,132	$2,440,468
International Business Machines Corp.	25,768	3,738,421
Mastercard, Inc., Class A	40,405	5,705,186
Visa, Inc., Class A	13,804	1,452,733

		$13,336,808

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	24,689	$4,671,159

		$4,671,159

Machinery — 0.9%
Caterpillar, Inc.	2,706	$337,465
Dover Corp.	6,336	579,047
Pentair PLC	5,479	372,353
Snap-on, Inc.	6,380	950,684
Stanley Black & Decker, Inc.	8,690	1,311,929

		$3,551,478

Security	Shares	Value
Media — 3.2%
Comcast Corp., Class A	156,000	$6,002,880
Time Warner, Inc.	15,261	1,563,489
Walt Disney Co. (The)	54,115	5,334,116

		$12,900,485

Metals & Mining — 0.4%
Newmont Mining Corp.	8,457	$317,222
Nucor Corp.	25,287	1,417,084

		$1,734,306

Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	14,223	$415,454
CMS Energy Corp.	65,445	3,031,412
Dominion Energy, Inc.	1,997	153,629
DTE Energy Co.	10,342	1,110,317
NiSource, Inc.	49,999	1,279,475
Public Service Enterprise Group, Inc.	34,219	1,582,629

		$7,572,916

Multiline Retail — 0.5%
Kohl’s Corp.	24,562	$1,121,255
Macy’s, Inc.	48,228	1,052,335

		$2,173,590

Oil, Gas & Consumable Fuels — 5.3%
Andeavor	19,643	$2,026,175
Chevron Corp.	52,511	6,170,042
EOG Resources, Inc.	25,247	2,442,395
Exxon Mobil Corp.	55,608	4,558,744
Newfield Exploration Co.(1)	74,168	2,200,565
Phillips 66	24,334	2,229,238
Williams Cos., Inc. (The)	68,677	2,060,997

		$21,688,156

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$358,676

		$358,676

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	70,886	$4,518,274
Johnson & Johnson	51,433	6,686,804
Merck & Co., Inc.	81,604	5,225,104
Pfizer, Inc.	98,440	3,514,308

		$19,944,490

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$140,559
Robert Half International, Inc.	13,943	701,891

		$842,450

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$309,025

		$309,025

Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.	3,521	$391,113
Kansas City Southern	11,539	1,254,058

Security	Shares	Value
Norfolk Southern Corp.	27,357	$3,617,690

		$5,262,861

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	16,160	$1,392,507
Applied Materials, Inc.	15,313	797,654
Broadcom, Ltd.	8,718	2,114,464
Intel Corp.	49,395	1,880,962
NVIDIA Corp.	24,772	4,428,490
QUALCOMM, Inc.	53,656	2,781,527
Teradyne, Inc.	32,470	1,210,806

		$14,606,410

Software — 4.6%
Microsoft Corp.	187,543	$13,970,078
Oracle Corp.	93,841	4,537,213
salesforce.com, inc.(1)	1,398	130,601

		$18,637,892

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	3,365	$333,808
Home Depot, Inc. (The)	42,304	6,919,242
Tiffany & Co.	14,641	1,343,751

		$8,596,801

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	117,689	$18,138,229

		$18,138,229

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	10,331	$416,133
NIKE, Inc., Class B	30,243	1,568,099

		$1,984,232

Tobacco — 1.4%
Altria Group, Inc.	5,685	$360,542
Philip Morris International, Inc.	48,980	5,437,270

		$5,797,812

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$459,446

		$459,446

Total Common Stocks — 99.4% (identified cost $138,499,095)		$405,204,186

Total Call Options Written — (1.1)% (premiums received $2,434,489)		$(4,292,600)

Other Assets, Less Liabilities — 1.7%		$6,942,844

Net Assets — 100.0%		$407,854,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Call Options Written — (1.1)%

Exchange-Traded Options — (1.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	130	$32,751,680	$2,480	10/2/17	$(508,950)
S&P 500 Index	130	32,751,680	2,480	10/4/17	(512,850)
S&P 500 Index	130	32,751,680	2,485	10/6/17	(455,000)
S&P 500 Index	130	32,751,680	2,495	10/9/17	(345,150)
S&P 500 Index	130	32,751,680	2,505	10/11/17	(256,100)
S&P 500 Index	130	32,751,680	2,490	10/13/17	(438,750)
S&P 500 Index	130	32,751,680	2,510	10/16/17	(239,200)
S&P 500 Index	130	32,751,680	2,510	10/18/17	(256,750)
S&P 500 Index	130	32,751,680	2,505	10/20/17	(323,050)
S&P 500 Index	130	32,751,680	2,505	10/23/17	(334,100)
S&P 500 Index	130	32,751,680	2,510	10/25/17	(302,250)
S&P 500 Index	130	32,751,680	2,510	10/27/17	(320,450)

Total					$(4,292,600)

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,292,600.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$405,204,186 *	$—	$—	$405,204,186
Total Investments	$405,204,186	$—	$—	$405,204,186

Liability Description
Call Options Written	$(4,292,600)	$—	$—	$(4,292,600)
Total	$(4,292,600)	$—	$—	$(4,292,600)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017